Financial liabilities on funding arrangements - Reconciliation of financial liabilities on funding arrangements (Details) - GBP (£) £ in Thousands	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Financial Liabilities At Amortised Cost [Abstract]
Beginning balance	£ 3,090	£ 5,919
Unwinding of discount factor	141	754
Derecognition of financial liabilities – Finance income	0	(3,085)
Re-measurement of financial liabilities on funding arrangements	0	410
Net finance income / (costs) on funding arrangements accounted for as financial liabilities	141	(1,921)
Derecognition of financial liabilities – Other operating income	0	(908)
Ending balance	£ 3,231	£ 3,090